INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2022	2021	2020

Loss before income taxes	$8,250	$13,008	$7,056

Income tax recovery at statutory rates	(2,227)	(3,512)	(1,905)
Difference of foreign tax rates	(13)	19	(8)
Non-deductible expenses and non-taxable portion of capital gains	983	1,061	(216)
Changes in unrecognized deferred tax assets and other	1,250	2,487	2,201
Income tax expense (recovery)	(7)	55	72

Income tax (recovery) expense consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	(7)	55	72
	$(7)	$55	$72

Disclosure of deferred taxes [Table Text Block]
	2022	2021	2020
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax recovery (expense) relating to the loss from continuing operations	7	(55)	(72)
Tax recovery relating to components of other comprehensive loss	(7)	55	72
Tax recovery recorded in deficit	-	-	-
Deferred tax liability at the end of the year	$-	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2022	2021	2020
Convertible notes	$-	$(389)	$(661)
Loans payable	-	(180)	(247)
Mineral properties	(2,241,430)	(2,597)	(2,221)
Loss carry-forwards	2,241,430	3,166	3,129
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2022	2021	2020
Tax Losses:
Operating loss carry-forwards - Canada	$159,298	$158,619	$137,037
Operating loss carry-forwards - South Africa	103,917	35,958	100,415
Net capital loss carry-forwards	-	-	-
	$263,215	$194,577	$237,452
Temporary Differences:
Mineral properties	$7,632	$7,931	$7,672
Financing Costs	2,993	3,611	7,539
Property, plant and equipment	697	728	697
Other	866	800	603
	$12,188	$13,070	$16,511